Shareholders' Equity - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 28, 2016	Aug. 31, 2015
Schedule of Capitalization, Equity [Line Items]
Reimbursement agreement effective date	Feb. 01, 2013
Reimbursement paid for every $100 of performance incentive fees earned	$ 10
Performance incentive fees earned	100
Payments of contingent underwriting fees to underwriters	0	$ 473,000	$ 1,700,000
Initial Public Offering [Member]
Schedule of Capitalization, Equity [Line Items]
Reimbursement paid for every $100 of performance incentive fees earned	20
Performance incentive fees earned	100
Amount paid by underwriters	$ 5,900,000
Reimbursement agreement expiry date	Feb. 01, 2019
Management [Member]
Schedule of Capitalization, Equity [Line Items]
Payments of contingent underwriting fee to manager	$ 0	$ 237,000	$ 651,000
ATM Equity Offering Sales Agreement SM [Member]
Schedule of Capitalization, Equity [Line Items]
Number of common shares sold under Sales Agreement	0
Amount of common stock available for future issuance under Sales Agreement	$ 85,300,000
Maximum [Member]
Schedule of Capitalization, Equity [Line Items]
Common stock shares Repurchase authorized amount				$ 200,000,000	$ 150,000,000
Reimbursement payable in a 12-month period	1,000,000
Underwriting cost paid	2,900,000
Maximum [Member] | Initial Public Offering [Member]
Schedule of Capitalization, Equity [Line Items]
Reimbursement payable in a 12-month period	$ 2,000,000